Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: Accumulated depreciation	$ (205,342)	$ (172,194)
Less: Impairment loss	(33,445)	(34,163)
Totals	200,914	242,185
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	27,043	27,027
Office facilities [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	20,397	20,834
Machinery equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	139,517	142,512
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 252,744	$ 258,169